Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - ₪ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 6	₪ 6
Ordinary shares, authorized (in Shares)	158,333,333	83,333,333
Ordinary shares, issued (in Shares)	16,832,017	15,825,434
Ordinary shares, outstanding (in Shares)	16,832,017	15,825,434